Note 21 - Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Consolidation, Variable Interest Entity, Policy [Policy Text Block] [Abstract]
Consolidation, Variable Interest Entity, Policy [Policy Text Block]

21.          VARIABLE INTEREST ENTITIES

Generally accepted accounting principles in the United States provide a framework for identifying variable interest entities (VIE’s) and determining when a company should include the assets, liabilities, non-controlling interest, and results of activities of a VIE in its consolidated financial statements.  In general, a VIE is a corporation, partnership, limited liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.   A VIE should be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) has the power to direct the VIE’s most significant activities and the obligation to absorb losses or right to receive benefits of the VIE that could be significant to the VIE.  A variable interest holder that consolidates the VIE is called the primary beneficiary.  Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and non-controlling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest.

The Company’s evaluation of whether it qualifies as the primary beneficiary of VIEs is highly complex and involves significant judgments, estimates and assumptions. The Company generally utilizes expected cash flow scenarios to determine the Company’s interest in the expected losses or residual returns of VIEs and perform qualitative analysis of the activities that most significantly impact the VIEs’ economic performance and whether the Company has the power to direct those activities.

Consolidated Variable Interest Entities

Valley View Transmission, LLC

The Company has determined it is the primary beneficiary in Valley View Transmission by reference to provisions within the contractual arrangements with Valley View Transmission together with investment and ownership considerations. The Company has a 32.6% voting interest in Valley View, and has an additional 13.9% voting power through a voting trust arrangement with three other investors. The Company acts as the managing agent to make decisions that affect the operation of Valley View and our CEO is also on the Board of Governors of Valley View. In addition, the Company agreed to guarantee certain payments to investors in order to secure the required equity capital and to enable the term loan conversion by the lender.

The Company consolidates in its financial statements the financial position, results of operations, and cash flows of Valley View Transmission, and all intercompany balances and transactions between the Company and Valley View are eliminated in the consolidated financial statements. Assets and liabilities of Valley View were recorded at their respective estimated fair values using generally accepted accounting principles for business combinations.

The assets of a consolidated VIE are used to settle the liabilities of that entity. The liabilities of a consolidated VIE do not have recourse to the general credit of the Company.

See Note 20 Commitments and Contingencies with regard to guarantees made by the Company in connection with acquiring additional equity in the project from certain investors.